Share capital - Authorized Share Capital Narrative (Details)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Mar. 31, 2021 SFr / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	May 22, 2019 SFr / shares	May 22, 2019 $ / shares	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Equity | $	$ 115,999,000							$ 32,238,000								$ 9,262,000				$ 11,243,000
Par value per share (in CHF/USD per share) | (per share)	$ 0.05	SFr 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.01	$ 0.05	SFr 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	$ 0.05	SFr 0.05	SFr 0.05	$ 0.05
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	15,874,000	15,874,000						1,060,000	1,060,000							4,349,536	4,349,536
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)								12,337,835	12,337,835							0	0
Authorized share capital
Disclosure of classes of share capital [line items]
Equity	$ 732,855	SFr 793,700						$ 752,000	SFr 669,892							$ 222,000	SFr 217,000